SHARE CAPITAL AND RESERVES (Summary of Share Purchase Options) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding, options | shares	7,726,317
Number of shares, vested, options | shares	5,612,661
Weighted average exercise price per Share, options	$ 3.38
Range Exercise Price 2.92 - 11.31 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2018
Number of shares outstanding, options | shares	175,072
Number of shares, vested, options | shares	175,072
Weighted average exercise price per Share, options	$ 5.26
Range Exercise Price 1.46 - 6.03 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2019
Number of shares outstanding, options | shares	3,478,439
Number of shares, vested, options | shares	3,478,439
Weighted average exercise price per Share, options	$ 2.79
Range Exercise Price 3.60 - 3.64 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2020
Number of shares outstanding, options | shares	1,284,000
Number of shares, vested, options | shares	856,005
Weighted average exercise price per Share, options	$ 3.61
Range Exercise Price 2.65 - 4.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2021
Number of shares outstanding, options | shares	1,405,740
Number of shares, vested, options | shares	515,079
Weighted average exercise price per Share, options	$ 4.65
Range Exercise Price 4.86 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of expiry	2022
Number of shares outstanding, options | shares	1,383,066
Number of shares, vested, options | shares	588,066
Weighted average exercise price per Share, options	$ 4.90
Bottom of range [member] | Range Exercise Price 2.92 - 11.31 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	2.92
Bottom of range [member] | Range Exercise Price 1.46 - 6.03 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	1.46
Bottom of range [member] | Range Exercise Price 3.60 - 3.64 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	3.60
Bottom of range [member] | Range Exercise Price 2.65 - 4.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	2.65
Bottom of range [member] | Range Exercise Price 4.86 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	4.86
Top of range [member] | Range Exercise Price 2.92 - 11.31 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	11.31
Top of range [member] | Range Exercise Price 1.46 - 6.03 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	6.03
Top of range [member] | Range Exercise Price 3.60 - 3.64 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	3.64
Top of range [member] | Range Exercise Price 2.65 - 4.96 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	4.96
Top of range [member] | Range Exercise Price 4.86 - 15.00 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options	$ 15.00